Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Shares [Member]	Share based payment reserve [Member]	Investment revaluation reserve [Member]	Share Warrants Reserve [Member]	Deficit [Member]
Balance, amount at Mar. 31, 2022	$ (628,423)	$ 65,228,921	$ 2,386,230	$ (1,327,802)	$ 3,035,907	$ (69,951,679)
Balance, shares at Mar. 31, 2022		186,602,894
Statement [Line Items]
Net loss for the year	(32,583)					(32,583)
Other comprehensive loss for the year	(167,890)			(167,890)
Total comprehensive loss	(200,473)			(167,890)		(32,583)
Issuance of share purchase warrants	99,191				99,191
Equity-settled share-based compensation	264,260		264,260
Balance, amount at Mar. 31, 2023	(465,445)	$ 65,228,921	2,650,490	(1,495,692)	3,135,098	(69,984,262)
Balance, shares at Mar. 31, 2023		186,602,894
Statement [Line Items]
Net loss for the year	(43,450)					(43,450)
Other comprehensive loss for the year	(97,698)			(97,698)
Total comprehensive loss	(141,148)			(97,698)		(43,450)
Issuance of common shares pursuant to property agreement, shares		100,000
Issuance of common shares pursuant to property agreement, amount	7,500	$ 7,500
Issuance of common shares pursuant to property agreements, shares		9,615,385
Issuance of common shares pursuant to property agreements, amount	769,231	$ 769,231
Issuance of common shares pursuant to a non-flow-through private placement, shares		15,384,615
Issuance of common shares pursuant to a non-flow-through private placement, amount	2,000,000	$ 2,000,000
Issuance of common shares pursuant to a flow-through private placement	(769,231)	(769,231)
Flow-through share premium liability	425,460		425,460
Balance, amount at Mar. 31, 2024	1,826,367	$ 67,236,421	3,075,950	(1,593,390)	3,135,098	(70,027,712)
Balance, shares at Mar. 31, 2024		211,702,894
Statement [Line Items]
Net loss for the year	(3,912,888)					(3,912,888)
Other comprehensive loss for the year	(19,501)			(19,501)
Total comprehensive loss	(3,932,389)			(19,501)		(3,912,888)
Equity-settled share-based compensation	350,834		350,834
Issuance of common shares pursuant to property agreement, amount	7,500	$ 7,500
Issuance of common shares pursuant to property agreement, shares		100,000
Shares issued through exercise of options, shares		6,214,668
Shares issued through exercise of options, amount	587,973	$ 587,973
Fair value reversal of options exercised		429,161	(429,161)
Fair value reversal of warrants exercised		$ 252,456	(252,456)
Shares issued through exercise of warrants, shares		6,176,470
Shares issued through exercise of warrants, amount	350,000	$ 350,000
Balance, amount at Mar. 31, 2025	$ (809,715)	$ 68,863,511	$ 2,745,167	$ (1,612,891)	$ 3,135,098	$ (73,940,600)
Balance, shares at Mar. 31, 2025		224,194,032